                                 ASSETMARK FUNDS

                                SUPPLEMENT TO THE
                                   PROSPECTUS
                               DATED JULY 31, 2006

                 The date of this Supplement is October 23, 2006

The  following  changes  are made in the  Prospectus  of  AssetMark  Funds  (the
"Trust"):

     1. On page 1 and throughout the entirety of the Prospectus,  all references to the Funds' investment advisor as "AssetMark  Investment  Services,  Inc." are replaced  with  "AssetMark  Investment  Services,  Inc.,  a  Genworth  Financial
Company."

     2. The second paragraph in the section  entitled  "Management of the Funds"
is deleted and replaced with the following:

On October  21,  2006,  AssetMark  and  Genworth  Financial,  Inc.  ("Genworth")
completed a transaction  whereby  Genworth  acquired 100% ownership of AssetMark and  AssetMark  Capital (the  "Transaction").  The  Transaction  resulted in the automatic  termination  of  the  existing  investment  advisory  agreement  with
AssetMark  for each  Fund.  The Board of  Trustees  of the Trust  approved a new investment  advisory  agreement  with  AssetMark for each Fund,  which was later approved by  shareholders of each Fund at a meeting held on October 16, 2006 and became effective upon the completion of the Transaction.

     3. The fourth paragraph in the section  entitled  "Management of the Funds"
is deleted.

    Please retain this Supplement with your Prospectus for future reference.

                                 ASSETMARK FUNDS

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 31, 2006

                 The date of this Supplement is October 23, 2006

The following  changes are made in the Statement of Additional  Information (the
"SAI") of AssetMark Funds (the "Trust"):

     1. On page 3 and  throughout the entirety of the SAI, all references to the
Funds' investment advisor as "AssetMark Investment Services,  Inc." are replaced with "AssetMark Investment Services, Inc., a Genworth Financial Company."

     2.  References to Richard  Steiny as a current  Independent  Trustee of the
Trust, in the section entitled "Board of Trustees" on page 30, are deleted.

     3. On page 35 of the SAI, in the section entitled  "Investment  Advisor and
Sub-Advisors," the following paragraph is added after the first paragraph:

The Advisor is a  subsidiary  of Genworth  Financial,  Inc.,  a publicly  traded company.  Genworth is a leading insurance holding company,  serving the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers. Headquartered in Richmond, Virginia, Genworth has  operations in 24  countries,  including the U.S.,  Canada,  Australia,  the
United Kingdom and more than a dozen other European countries.

        Please retain this Supplement with your SAI for future reference.